CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 15,399,727	$ 33,157,447
Accounts and other receivables	434,552	1,372,596
Prepaid expenditures	371,549	449,194
Marketable securities	4,276,596	5,846,627
Total current assets	20,482,424	40,825,864
Non-current Assets
Mineral properties	239,871,255	223,462,223
Mineral property investments	4,416,780	4,416,780
Property and equipment	772,326	670,140
Reclamation deposit	116,131	115,474
Accounts and other receivables	77,104	67,976
Total non-current assets	245,253,596	228,732,593
TOTAL ASSETS	265,736,020	269,558,457
Current Liabilities
Accounts payable and accrued liabilities	1,082,840	769,675
Loans payable	0	454,819
Total current liabilities	1,082,840	1,224,494
Non-current Liabilities
Debenture liability	0	2,106,371
Total liabilities	1,082,840	3,330,865
SHAREHOLDERS EQUITY
Share capital	272,500,810	262,876,204
Warrant and share-based payment reserve	27,606,271	23,941,880
Accumulated other comprehensive (loss) income	(4,042,413)	708,672
Accumulated deficit	(31,411,488)	(21,299,164)
Total shareholders equity	264,653,180	266,227,592
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 265,736,020	$ 269,558,457